UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller         Boulder, Colorado        August 11, 2006
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     $381,043  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


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   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                           OF                    (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS                                                                              -----------------------
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   AEW REAL ESTATE         COM     00104H107     480        25,000     SH           DEFINED                1         25,000
   INCOME FD

   AIM SELECT REAL
   ESTATE INCM             SHS     00888R107     1,244      80,000     SH           DEFINED                1         80,000

   ANHEUSER BUSCH COS INC  COM     035229103     22,225     487,500    SH           DEFINED                1         487,500

   APARTMENT INVT & MGMT
   CO                      CL A    03748R101     4          100        SH           DEFINED                1         100

   ARCHSTONE SMITH TR      COM     039583109     5          100        SH           DEFINED                1         100

   AVALONBAY COMNTYS INC   COM     053484101     5,199      47,000     SH           DEFINED                1         47,000

   BERKSHIRE HATHAWAY INC  CL A    084670108     94,409     1,030      SH           DEFINED                1         1,030

   BERKSHIRE HATHAWAY INC  CL B    084670207     33,777     11,100     SH           DEFINED                1         11,100

   BLACKROCK GLOBAL FLG
   INC TR                  COM     091941104     38         2,000      SH           DEFINED                1         2,000

   BLAIR CORP              COM     092828102     1          30         SH           DEFINED                1         30

   CATERPILLAR INC DEL     COM     149123101     5,958      80,000     SH           DEFINED                1         80,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106     3          100        SH           DEFINED                1         100

   CITIGROUP INC           COM     172967101     14,155     293,360    SH           DEFINED                1         293,360

   CITIGROUP INVTS LN FD
   INC                     COM     17307C107     535        41,000     SH           DEFINED                1         41,000

   COHEN & STEERS REIT &
   UTIL I                  COM     19247Y108     1,859      100,000    SH           DEFINED                1         100,000

   CORNERSTONE STRATEGIC
   VALUE                   COM     21924B104     -          1          SH           DEFINED                1         1

   CORNERSTONE TOTAL
   RTRN FD IN              COM     21924U102     -          1          SH           DEFINED                1         1

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     6,755      100,000    SH           DEFINED                1         100,000

   DORAL FINL CORP         COM     25811P100     2,083      325,000    SH           DEFINED                1         325,000

                           COM
   DUKE REALTY CORP        NEW     264411505     4          100        SH           DEFINED                1         100

   DWS RREEF REAL ESTATE
   FD II                   COM     23338X102     1,525      93,000     SH           DEFINED                1         93,000

   EAGLE MATERIALS INC     COM     26969P108     143        3,000      SH           DEFINED                1         3,000

   EATON CORP              COM     278058102     15,155     201,000    SH           DEFINED                1         201,000

   EATON VANCE FLTING
   RATE INC                COM     278279104     36         2,000      SH           DEFINED                1         2,000

   EATON VANCE SR INCOME   SH BEN
   TR                      INT     27826S103     2,049      252,000    SH           DEFINED                1         252,000

   EQUITY OFFICE
   PROPERTIES TR           COM     294741103     4          100        SH           DEFINED                1         100

   FIDELITY NATIONAL
   FINL INC                COM     316326107     3,837      98,500     SH           DEFINED                1         98,500

   FIDELITY NATL TITLE
   GROUP IN                CL A    31620R105     339        17,237     SH           DEFINED                1         17,237

   FIRST AMER CORP CALIF   COM     318522307     6,763      160,000    SH           DEFINED                1         160,000

   FIRST TR FOUR CRNRS     COM
   SR FLT R                SHS     33733Q107     1,133      64,000     SH           DEFINED                1         64,000

   FIRST TR/FOUR CRNRS
   SR FLOAT                COM     33733U108     2,445      137,000    SH           DEFINED                1         137,000

   FLAHERTY & CRMN/CLYMR   COM
   PFD SE                  SHS     338478100     13,137     673,700    SH           DEFINED                1         673,700

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     3,900      204,000    SH           DEFINED                1         204,000

   FLOATING RATE INCM
   STRT FD I               COM     339735102     2,374      135,200    SH           DEFINED                1         135,200

   FLOATING RATE INCM      COM
   STRTS FD                SHS     339736100     3,175      180,100    SH           DEFINED                1         180,100

   GABELLI UTIL TR         COM     36240A101     1          125        SH           DEFINED                1         125

   GENERAL GROWTH PPTYS
   INC                     COM     370021107     1,852      41,100     SH           DEFINED                1         41,100

   HEALTH CARE PPTY INVS
   INC                     COM     421915109     160        6,000      SH           DEFINED                1         6,000

   HEALTHCARE RLTY TR      COM     421946104     127        4,000      SH           DEFINED                1         4,000

                           COM SH BEN
   HOSPITALITY PPTYS TR    INT     44106M102     5,051      115,000    SH           DEFINED                1         115,000

                           COM SH BEN
   HRPT PPTYS TR           INT     40426W101     14,334     1,240,000  SH           DEFINED                1         1,240,000

   JOHNSON & JOHNSON       COM     478160104     4,194      70,000     SH           DEFINED                1         70,000

   LENNAR CORP             CL A    526057104     932        21,000     SH           DEFINED                1         21,000

                           SH BEN
   LIBERTY PPTY TR         INT     531172104     133        3,000      SH           DEFINED                1         3,000

   M D C HLDGS INC         COM     552676108     1,091      21,000     SH           DEFINED                1         21,000

   MARSH & MCLENNAN CO
   INC                     COM     571748102     6,050      225,000    SH           DEFINED                1         225,000

   MILLS CORP              COM     601148109     3          100        SH           DEFINED                1         100

   MORGAN STANLEY EMER
   MKT FD                  COM     61744H105     1          100        SH           DEFINED                1         100

   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104     1,688      75,000     SH           DEFINED                1         75,000

   NUVEEN FLOATING RATE
   INCOME                  COM     67072T108     2,024      155,000    SH           DEFINED                1         155,000

   PAN PACIFIC RETAIL
   PPTYS INC               COM     69806L104     2,081      30,000     SH           DEFINED                1         30,000

   PFIZER INC              COM     717081103     6,337      270,000    SH           DEFINED                1         270,000

   PULTE HOMES INC         COM     745867101     1,036      36,000     SH           DEFINED                1         36,000

   REDWOOD TR INC          COM     758075402     4,883      100,000    SH           DEFINED                1         100,000

   REGENCY CTRS CORP       COM     758849103     3,418      55,000     SH           DEFINED                1         55,000

   SIMON PPTY GROUP INC
   NEW                     COM     828806109     2          29         SH           DEFINED                1         29

   SIMON PPTY GROUP INC    PFD CONV
   NEW                     I 6%    828806802     2          30         SH           DEFINED                1         30

   STANDARD PAC CORP NEW   COM     85375C101     1,028      40,000     SH           DEFINED                1         40,000

   SUN COMMUNITIES INC     COM     866674104     1,366      42,000     SH           DEFINED                1         42,000

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     6          200        SH           DEFINED                1         200

   WAL MART STORES INC     COM     931142103     24,808     515,000    SH           DEFINED                1         515,000

   WASHINGTON MUT INC      COM     939322103     20,217     443,549    SH           DEFINED                1         443,549

   WRIGLEY WM JR CO        COM     982526105     3,810      84,000     SH           DEFINED                1         84,000

   YUM BRANDS INC          COM     988498101     29,659     590,000    SH           DEFINED                1         590,000

